Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Undiscovered Managers Funds
Entity Central Index Key	0001047712
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000011784 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class A Shares
Trading Symbol	UBVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$65	1.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000011786 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class C Shares
Trading Symbol	UBVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$91	1.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.73%	[2]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126246 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class I Shares
Trading Symbol	UBVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$52	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[3]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000011783 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class L Shares
Trading Symbol	UBVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$47	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[4]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126247 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R2 Shares
Trading Symbol	UBVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$81	1.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.54%	[5]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000177423 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R3 Shares
Trading Symbol	UBVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$68	1.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[6]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000177424 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R4 Shares
Trading Symbol	UBVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$55	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[7]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000177425 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R5 Shares
Trading Symbol	UBVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$47	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[8]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126248 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R6 Shares
Trading Symbol	UBVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$42	0.79%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[9]
Net Assets	$ 10,195,117,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,195,117
Total number of portfolio holdings	103
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.
[9]	This charge is annualized.